CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (Q3) - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 824,196	$ 163,492
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,332,389)	(903,655)
Changes in operating assets and liabilities:
Prepaid expenses	(94,288)	(17,696)
Prepaid income taxes	(135,910)	(102,540)
Accrued expenses	185,508	209,790
Net cash used in operating activities	(552,883)	(650,609)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes and regulatory compliance costs	402,846	482,347
Investment of cash in Trust Account	(250,000,000)	0
Net cash provided by (used in) investing activities	(249,597,154)	482,347
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from sale of Units, net of underwriting discounts paid	245,445,500	0
Proceeds from sale of Private Placement Warrants	6,954,500	0
Proceeds from promissory notes - related party	175,000	0
Repayment of promissory notes - related party	(175,000)	0
Payment of offering costs	(578,213)	0
Net cash provided by financing activities	251,846,787	0
Net Change in Cash	1,696,750	(168,262)
Cash - Beginning	0	1,606,261
Cash - Ending	1,696,750	1,437,999
Supplemental cash flow information:
Cash paid for income taxes	355,000	146,000
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	238,875,410	0
Change in value of common stock subject to possible redemption	825,197	163,491
Deferred underwriting fee payable	7,970,375	0
Offering costs included in accrued offering costs	$ 0	$ 0